Acquisitions and Divestments - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 31, 2014 Acquisition	Dec. 31, 2013 Acquisition	Apr. 30, 2012	Jul. 19, 2012	Jan. 04, 2012
Business Acquisition And Divestiture [Line Items]
Number of acquisitions and divestments	0	0
Purchase price, treasury shares	8,245,556
Purchase price allocation to goodwill	$ 0	$ 1
Other intangible assets, amortization period	5 years
Catena Group [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price consideration			20
Purchase price, treasury shares			599,000
Purchase price, shares value			14
Purchase price allocation to goodwill			11
Other intangible assets, amortization period	5 years
Purchase price allocation to other intangible assets			9
Purchase price allocation to assets acquired			7
Purchase price allocation to liabilities assumed			7
Trident Microsystems, Inc. [Member]
Business Acquisition And Divestiture [Line Items]
Shareholding percentage					60.00%
High Speed Data Converter Business [Member]
Business Acquisition And Divestiture [Line Items]
Gain (loss) on sale of business				19
Selling price of business				$ 31